Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
July 31, 2026
SDH-NPRT1-0926
1.969439.112
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (e)(f)(k)	125,000	125,055
Carlyle US CLO Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.5602% 10/25/2037 (e)(f)(k)	150,000	150,090
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (e)(f)(k)	200,000	200,224
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		475,369
UNITED STATES - 0.1%
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.1161% 6/27/2033 (e)(k)	228,826	228,825
TOTAL ASSET-BACKED SECURITIES (Cost $703,825)		704,194

Bank Loan Obligations - 15.6%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 9/30/2026 (c)(d)(e)(f)	161,230	161,230
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 9/30/2026 (c)(d)(e)(f)	80,977	80,976

TOTAL COLOMBIA		242,206
FINLAND - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2438% 5/23/2030 (d)(e)(f)	664,258	664,882
FRANCE - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (d)(e)(f)	1,075,308	1,093,007
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7529% 10/31/2027 (d)(e)(f)	128,667	84,148
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (d)(e)(f)	726,350	623,448
TOTAL LUXEMBOURG		707,596
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (d)(e)(f)	48,498	28,614
SWITZERLAND - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (d)(e)(f)	493,763	478,332
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (d)(e)(f)	999,425	969,803

TOTAL SWITZERLAND		1,448,135
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (d)(e)(f)	695,000	696,953
UNITED STATES - 14.2%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.1%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 10/6/2032 (d)(e)(f)	421,877	421,877
Entertainment - 0.3%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (d)(e)(f)	935,000	935,234
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (d)(e)(f)(g)	305,000	306,564
		1,241,798
Media - 1.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (d)(e)(f)	946,406	875,425
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 6/3/2033 (d)(e)(f)	264,808	264,975
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1319% 11/30/2029 (d)(e)(f)	555,481	531,479
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2938% 12/31/2029 (d)(e)(f)	203,972	178,985
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9322% 12/31/2030 (d)(e)(f)	1,232,023	1,062,620
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0954% 1/31/2029 (d)(e)(f)	517,782	510,921
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0409% 1/31/2029 (d)(e)(f)	785,000	704,820
		4,129,225
TOTAL COMMUNICATION SERVICES		5,792,900
Consumer Discretionary - 3.3%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/28/2032 (d)(e)(f)	94,525	94,643
Hertz Corp/The Tranche B-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (d)(e)(f)(g)	246,166	134,776
Hertz Corp/The Tranche C-EXIT 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 6/30/2028 (d)(e)(f)(g)	48,834	26,737
		256,156
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/23/2032 (d)(e)(f)	770,318	773,068
Distributors - 0.4%
AIP RD Buyer Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 12/23/2030 (d)(e)(f)	663,325	657,315
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 12/29/2032 (d)(e)(f)	937,838	926,115
		1,583,430
Diversified Consumer Services - 0.1%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1696% 8/19/2030 (d)(e)(f)	349,125	347,379
Hotels, Restaurants & Leisure - 1.5%
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/6/2030 (d)(e)(f)	1,521,682	1,465,380
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/29/2029 (d)(e)(f)	1,499,305	1,499,245
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 1/28/2032 (d)(e)(f)	349,411	345,208
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 7/18/2033 (d)(e)(f)	32,578	32,245
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9938% 6/1/2028 (d)(e)(f)	1,419,265	1,360,365
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 12/30/2026 (c)(d)(e)(f)	752,308	481,477
		5,183,920
Household Durables - 0.4%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0809% 6/29/2028 (d)(e)(f)	379,409	361,072
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (d)(e)(f)	1,256,875	1,244,508
		1,605,580
Specialty Retail - 0.6%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5744% 6/6/2031 (d)(e)(f)	774,697	617,178
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7244% 6/6/2031 (d)(e)(f)	658,297	556,261
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 3/15/2033 (d)(e)(f)	490,000	488,721
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (d)(e)(f)	44,850	44,828
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/30/2031 (d)(e)(f)	150,045	150,363
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 2/10/2033 (d)(e)(f)	275,000	274,170
		2,131,521
TOTAL CONSUMER DISCRETIONARY		11,881,054
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (d)(e)(f)	451,250	425,303
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(f)(h)	57,406	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(f)(h)	16,704	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (c)(d)(e)(f)(h)	127,990	48,474
		48,474
TOTAL CONSUMER STAPLES		473,777
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (d)(e)(f)(h)	2,229,210	1,328,230
Financials - 1.9%
Capital Markets - 0.3%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (d)(e)(f)	1,129,604	1,123,956
Financial Services - 0.8%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 7/31/2031 (d)(e)(f)	478,432	463,099
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 7/31/2031 (d)(e)(f)	731,108	714,155
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4809% 2/16/2032 (d)(e)(f)	355,000	344,016
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (c)(d)	204,250	207,824
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (d)(e)(f)	1,005,523	1,008,842
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (d)(e)(f)(g)	90,000	90,262
		2,828,198
Insurance - 0.8%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 11/6/2030 (d)(e)(f)	1,229,469	1,123,120
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/19/2031 (d)(e)(f)	381,529	379,839
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 2/23/2033 (d)(e)(f)	759,111	710,399
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (d)(e)(f)	614,295	613,527
		2,826,885
TOTAL FINANCIALS		6,779,039
Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 1/15/2031 (d)(e)(f)	697,153	698,896
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.7322% 6/28/2029 (c)(d)(e)(f)	215,015	31,155
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (d)(e)(f)	240,000	240,178
		271,333
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 10/8/2030 (d)(e)(f)	1,702,658	1,650,029
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 5/5/2028 (d)(e)(f)	33,621	33,694
		1,683,723
TOTAL HEALTH CARE		2,653,952
Industrials - 1.8%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 2/13/2033 (d)(e)(f)	84,788	84,868
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 3/18/2030 (d)(e)(f)(g)	175,000	175,194
Building Products - 0.1%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (d)(e)(f)	59,685	30,029
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (d)(e)(f)	509,645	226,792
		256,821
Commercial Services & Supplies - 1.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 12/21/2028 (d)(e)(f)	557,487	558,223
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 8/20/2032 (d)(e)(f)	292,788	293,540
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (d)(e)(f)	362,208	287,731
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (d)(e)(f)	1,588,103	1,171,226
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (d)(e)(f)	333,855	342,672
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (d)(e)(f)	925,000	918,904
		3,572,296
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (d)(e)(f)	747,316	745,171
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4809% 9/12/2032 (d)(e)(f)	44,775	44,906
Passenger Airlines - 0.4%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (d)(e)(f)	1,195,000	1,185,536
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (d)(e)(f)	309,399	309,593
		1,495,129
TOTAL INDUSTRIALS		6,374,385
Information Technology - 1.6%
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (d)(e)(f)	398,014	376,521
Software - 1.5%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 12/11/2028 (d)(e)(f)	1,074,192	1,061,270
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.8107% 11/15/2031 (d)(e)(f)(i)	430,000	428,925
CoreWeave Financing DDTL V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 9/30/2031 (d)(e)(f)(g)	35,000	35,044
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9809% 5/3/2028 (d)(e)(f)	393,985	381,590
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (d)(e)(f)	317,199	282,208
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (d)(e)(f)	2,591,887	2,544,922
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 9/8/2032 (d)(e)(f)	656,031	657,054
		5,391,013
TOTAL INFORMATION TECHNOLOGY		5,767,534
Materials - 2.6%
Chemicals - 2.0%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (d)(e)(f)	19,948	18,651
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (d)(e)(f)	885,708	828,137
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 10/15/2032 (d)(e)(f)	497,500	495,480
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (d)(e)(f)	815,381	811,304
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (d)(e)(f)	1,223,940	1,162,364
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7244% 3/15/2029 (d)(e)(f)	1,339,916	1,314,512
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (d)(e)(f)	858,955	859,668
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 4/4/2033 (d)(e)(f)	520,000	519,350
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3504% 1/31/2029 (d)(e)(f)	120,383	119,630
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2316% 9/30/2031 (d)(e)(f)	1,109,454	849,132
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 4/4/2029 (d)(e)(f)	138,945	111,271
		7,089,499
Containers & Packaging - 0.6%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.9059% 4/13/2029 (d)(e)(f)	2,118,925	2,067,012
TOTAL MATERIALS		9,156,511
Utilities - 0.2%
Electric Utilities - 0.1%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4898% 4/16/2031 (d)(e)(f)	44,544	44,494
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6467% 1/27/2031 (d)(e)(f)	440,501	439,867
		484,361
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2309% 3/29/2030 (d)(e)(f)	260,827	262,783
TOTAL UTILITIES		747,144
TOTAL UNITED STATES		50,954,526
TOTAL BANK LOAN OBLIGATIONS (Cost $57,435,078)		55,835,919

Common Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (b)(c)	6,468	0
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc	1,400	368,998
Mesquite Energy Inc (b)(c)	4,636	70,695
		439,693
TOTAL ENERGY		439,693
Financials - 0.0%
Financial Services - 0.0%
Limetree Bay Cayman Ltd (b)(c)	80	0
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (b)(c)	29,327	0
Cano Health LLC warrants 6/28/2029 (b)(c)	901	0
TOTAL HEALTH CARE		0
TOTAL UNITED STATES		439,693
TOTAL COMMON STOCKS (Cost $1,093,108)		439,693

Convertible Corporate Bonds - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Financials - 0.5%
Financial Services - 0.5%
Redfin Corp 0.5% 4/1/2027	1,719,000	1,650,240
Industrials - 0.3%
Electrical Equipment - 0.3%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (k)	1,332,000	796,403
Ground Transportation - 0.0%
Hertz Corp/The 6.75% 7/1/2030 (e)(k)	170,000	116,758
TOTAL INDUSTRIALS		913,161
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	164,000	335,790
Software - 0.9%
Riot Platforms Inc 0.75% 1/15/2030	791,000	1,251,046
Strategy Inc 0% 12/1/2029 (l)	1,485,000	1,306,800
Terawulf Inc 0% 5/1/2032 (k)(l)	682,000	812,961
		3,370,807
TOTAL INFORMATION TECHNOLOGY		3,706,597
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (k)	400,000	416,880
TOTAL UNITED STATES		6,686,878
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,231,063)		6,686,878

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Alphabet Inc Series A 6.25%	6,390	324,804
Alphabet Inc Series B 6.25%	5,415	272,104
TOTAL COMMUNICATION SERVICES		596,908
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	4,513	187,515
TOTAL UNITED STATES		784,423
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $788,084)		784,423

Non-Convertible Corporate Bonds - 71.2%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (k)	305,000	309,057
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Mineral Resources Ltd 6% 5/1/2032 (k)	150,000	146,721
Mineral Resources Ltd 7% 4/1/2031 (k)	155,000	159,506
Mineral Resources Ltd 9.25% 10/1/2028 (k)	776,000	798,149

TOTAL AUSTRALIA		1,104,376
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (k)	355,000	199,687
BRAZIL - 0.6%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (h)(k)	1,115,000	390,250
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (k)	155,000	143,000
TOTAL INDUSTRIALS		533,250
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (k)	915,000	914,863
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (e)(k)	703,419	706,584
TOTAL MATERIALS		1,621,447
TOTAL BRAZIL		2,154,697
CAMEROON - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Golar LNG Ltd 7.5% 10/2/2030 (k)	645,000	655,185
Golar LNG Ltd 7.75% 9/19/2029 (k)(o)	200,000	202,406

TOTAL CAMEROON		857,591
CANADA - 2.2%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.3%
TELUS Corp 6.375% 6/9/2056 (e)	520,000	513,341
TELUS Corp 6.625% 10/15/2055 (e)	605,000	603,032
		1,116,373
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 6.875% 7/31/2056 (e)	1,295,000	1,295,528
TOTAL COMMUNICATION SERVICES		2,411,901
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (k)	855,000	837,744
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (k)	855,000	803,359
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (k)	725,000	723,177
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (k)	345,000	348,597
TOTAL CONSUMER DISCRETIONARY		2,712,877
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saturn Oil & Gas Inc 8.5% 7/30/2031 (k)	190,000	190,527
TransCanada PipeLines Ltd 6.125% 10/17/2056 (e)	670,000	669,500
TOTAL ENERGY		860,027
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (k)	345,000	336,346
Materials - 0.3%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027	830,000	831,197
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (k)	265,000	265,595
TOTAL MATERIALS		1,096,792
TOTAL CANADA		7,417,943
COLOMBIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (h)(k)	1,145,000	386,220
Gran Tierra Energy Inc 9.75% 4/15/2031 (k)	175,000	157,097
TOTAL ENERGY		543,317
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (k)	747,653	701,381
TOTAL COLOMBIA		1,244,698
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (k)	425,000	427,257
FRANCE - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.875% 10/15/2030 (k)	159,116	155,355
Altice France SA 6.875% 7/15/2032 (k)	725,305	704,126
TOTAL COMMUNICATION SERVICES		859,481
Energy - 0.1%
Energy Equipment & Services - 0.1%
Viridien 10% 10/15/2030 (k)	251,000	261,995
TOTAL FRANCE		1,121,476
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (k)(n)	215,000	213,360
ZF North America Capital Inc 7.5% 3/24/2031 (k)(n)	285,000	286,987
TOTAL CONSUMER DISCRETIONARY		500,347
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc 5.25% 7/15/2027 (k)	274,000	273,966
TOTAL GERMANY		774,313
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.5% 3/1/2028 (k)	1,455,000	1,431,589
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (k)	1,070,000	1,087,039
IRELAND - 0.3%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (k)	550,000	546,563
GGAM Finance Ltd 6.875% 4/15/2029 (k)	320,000	325,201
TOTAL FINANCIALS		871,764
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (k)	385,000	367,391
TOTAL IRELAND		1,239,155
ISRAEL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (k)(o)	195,000	193,194
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	550,000	556,851
TOTAL ISRAEL		750,045
LUXEMBOURG - 0.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (k)	665,000	652,715
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (k)	285,000	300,943
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (k)	275,000	245,565
TOTAL LUXEMBOURG		1,199,223
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (k)	170,000	171,753
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (k)	655,000	652,000
IHS Holding Ltd 7.875% 5/29/2030 (k)	200,000	205,508

TOTAL NIGERIA		857,508
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA 8.5% 1/15/2030 (k)	680,000	711,306
PANAMA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (k)	745,000	734,469
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (k)	340,000	344,403
TOTAL PANAMA		1,078,872
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (k)	380,000	392,118
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (k)	210,000	218,906
SWITZERLAND - 0.2%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (k)(n)	210,000	213,255
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 5.625% 10/15/2028 (k)	375,000	362,183
TOTAL SWITZERLAND		575,438
TANZANIA - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (k)	200,000	202,298
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (k)	500,000	511,380

TOTAL TANZANIA		713,678
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (k)	320,000	318,578
Specialty Retail - 0.3%
Belron UK Finance PLC 5.75% 10/15/2029 (k)	800,000	799,748
TOTAL CONSUMER DISCRETIONARY		1,118,326
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (k)	880,000	867,701
TOTAL UNITED KINGDOM		1,986,027
UNITED STATES - 63.2%
Communication Services - 9.3%
Diversified Telecommunication Services - 5.3%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (k)	665,000	650,043
APLD ComputeCo 3 LLC 7% 6/15/2031 (k)(n)	1,025,000	999,657
APLD ComputeCo LLC 9.25% 12/15/2030 (k)(n)	2,010,000	2,136,140
Black Pearl Compute LLC 6.125% 2/15/2031 (k)	344,000	343,423
Cipher Compute LLC 7.125% 11/15/2030 (k)(n)	365,000	372,304
Core Scientific Finance I LLC 7.75% 5/15/2031 (k)	2,095,000	2,051,477
Edged Compute LLC 7.5% 4/30/2031 (k)	1,515,000	1,436,063
ELK Grove Village Property LLC 7.5% 6/15/2031 (k)(n)	390,000	375,669
Flash Compute LLC 7.25% 12/31/2030 (k)	980,000	989,626
Galaxy Helios Data Centers II LLC 9.875% 8/1/2031 (k)	1,720,000	1,724,679
Level 3 Financing Inc 7% 3/31/2034 (k)	75,000	76,291
Meridian Arc Holdco LLC 6.25% 4/30/2031 (k)	1,095,000	1,052,112
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (k)	2,615,000	2,462,334
Space Exploration Technologies Corp 5.35% 7/15/2031 (k)	330,000	321,199
Space Exploration Technologies Corp 5.65% 7/15/2033 (k)	375,000	359,260
Stingray Compute LLC 6% 6/15/2031 (k)(n)	320,000	312,184
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (k)(n)	955,000	886,809
Uniti Services LLC 7.5% 10/15/2033 (k)	165,000	168,611
WULF Compute LLC 7.75% 10/15/2030 (k)(n)	1,345,000	1,397,411
Yondr JK 1 LLC 6.875% 6/30/2031 (k)(n)	1,055,000	1,004,796
		19,120,088
Entertainment - 1.0%
AP Core Holdings II LLC 11% 5/15/2031 (k)	475,000	495,906
Live Nation Entertainment Inc 4.75% 10/15/2027 (k)	1,700,000	1,691,250
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (k)	500,000	518,087
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (k)	270,000	284,441
ROBLOX Corp 3.875% 5/1/2030 (k)(n)	465,000	433,010
		3,422,694
Media - 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (k)	670,000	625,998
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (k)	499,000	497,965
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (k)	920,000	893,471
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (k)(n)	1,070,000	1,025,414
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (k)	600,000	618,903
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (k)	180,000	188,675
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (k)	145,000	150,586
CSC Holdings LLC 3.375% 2/15/2031 (k)	50,000	27,658
CSC Holdings LLC 4.125% 12/1/2030 (k)	130,000	72,709
CSC Holdings LLC 4.5% 11/15/2031 (k)	510,000	282,492
CSC Holdings LLC 5.5% 4/15/2027 (k)	280,000	173,393
EchoStar Corp 10.75% 11/30/2029	1,959,934	2,120,066
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	917,483	930,511
EW Scripps Co/The 9.875% 8/15/2030 (k)	1,685,000	1,483,160
Gray Media Inc 4.75% 10/15/2030 (k)	1,175,000	908,049
Univision Communications Inc 7.375% 6/30/2030 (k)(n)	475,000	472,939
Univision Communications Inc 8.875% 4/15/2033 (k)(n)	175,000	169,439
		10,641,428
TOTAL COMMUNICATION SERVICES		33,184,210
Consumer Discretionary - 8.3%
Automobile Components - 0.8%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (k)	220,000	218,826
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (k)	670,000	675,034
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (k)	315,000	322,999
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (k)	170,000	172,132
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (k)	1,055,000	1,045,642
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (k)	105,000	103,445
Patrick Industries Inc 6.375% 11/1/2032 (k)(n)	440,000	433,890
		2,971,968
Automobiles - 0.3%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (k)	165,000	153,200
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (k)	85,000	82,664
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (k)	215,000	209,970
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (k)	690,000	692,793
		1,138,627
Broadline Retail - 0.4%
Saks Global Enterprises LLC 11% (c)(h)(k)	174,915	436
Wayfair LLC 6.75% 11/15/2032 (k)(n)	145,000	147,611
Wayfair LLC 7.25% 10/31/2029 (k)	540,000	556,084
Wayfair LLC 7.75% 9/15/2030 (k)	840,000	880,234
		1,584,365
Diversified Consumer Services - 1.3%
Service Corp International/US 5.75% 10/15/2032 (n)	670,000	664,520
Sotheby's 8.25% 4/15/2031 (k)	1,025,000	1,022,457
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (k)	665,000	641,475
StoneMor Inc 8.5% 5/15/2029 (k)	840,000	834,210
TKC Holdings Inc 12% 2/15/2031 (k)	485,000	509,759
TKC Holdings Inc 8.5% 8/15/2030 (k)(n)	750,000	766,687
		4,439,108
Hotels, Restaurants & Leisure - 3.3%
Boyd Gaming Corp 4.75% 12/1/2027	435,000	432,683
Caesars Entertainment Inc 4.625% 10/15/2029 (k)	615,000	584,395
Carnival Corp Ltd 5.125% 5/1/2029 (k)	495,000	491,167
Carnival Corp Ltd 5.75% 3/15/2030 (k)	295,000	295,543
Carnival Corp Ltd 5.875% 6/15/2031 (k)	480,000	480,383
Carnival Corp Ltd 6.125% 2/15/2033 (k)	1,365,000	1,365,067
Churchill Downs Inc 4.75% 1/15/2028 (k)	395,000	391,132
Churchill Downs Inc 6.75% 5/1/2031 (k)	700,000	708,325
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (k)	1,625,000	1,595,773
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (k)	555,000	531,887
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (k)	575,000	569,709
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (k)	295,000	297,238
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (k)(n)	560,000	543,009
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (k)	335,000	335,769
Life Time Inc 6% 11/15/2031 (k)	500,000	504,260
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (k)	125,000	102,216
NCL Corp Ltd 5.875% 1/15/2031 (k)	425,000	406,182
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (k)	450,000	453,656
Viking Cruises Ltd 9.125% 7/15/2031 (k)	460,000	481,635
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (k)	150,000	149,871
VOC Escrow Ltd 5% 2/15/2028 (k)	240,000	239,255
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (k)	390,000	389,830
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (k)	195,000	193,293
		11,542,278
Household Durables - 1.1%
Beazer Homes USA Inc 8% 1/15/2032 (k)	80,000	81,579
LGI Homes Inc 4% 7/15/2029 (k)(n)	435,000	401,994
LGI Homes Inc 7% 11/15/2032 (k)(n)	445,000	433,756
LGI Homes Inc 8.75% 12/15/2028 (k)	425,000	436,341
Risewell Homes Inc 8.5% 11/1/2030 (k)	305,000	311,104
Somnigroup International Inc 4% 4/15/2029 (k)	1,145,000	1,100,563
Whirlpool Corp 6.125% 6/15/2030 (n)	355,000	322,584
Whirlpool Corp 7.5% 7/1/2031 (k)(n)	345,000	342,846
Whirlpool Corp 7.875% 7/1/2034 (k)	410,000	387,614
		3,818,381
Specialty Retail - 1.1%
Advance Auto Parts Inc 7% 8/1/2030 (k)(n)	205,000	210,050
Carvana Co 5.875% 10/1/2028 (k)	115,000	111,550
Group 1 Automotive Inc 6.375% 1/15/2030 (k)	710,000	713,269
LBM Acquisition LLC 6.25% 1/15/2029 (k)	140,000	89,708
LBM Acquisition LLC 9.5% 6/15/2031 (k)	455,000	380,903
Michaels Cos Inc/The 8.5% 3/15/2033 (k)	530,000	525,032
Park River Holdings Inc 8% 3/15/2031 (k)	110,000	109,495
Staples Inc 10.75% 9/1/2029 (k)	1,340,000	1,282,182
Wand NewCo 3 Inc 7.625% 1/30/2032 (k)(n)	205,000	210,471
White Cap Supply Holdings LLC 7.375% 11/15/2030 (k)	255,000	256,900
		3,889,560
TOTAL CONSUMER DISCRETIONARY		29,384,287
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (k)	370,000	348,223
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (k)	260,000	249,827
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (k)	1,040,000	1,046,482
C&S Group Enterprises LLC 5% 12/15/2028 (k)	310,000	285,139
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (k)	120,000	122,010
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (k)	820,000	854,039
Performance Food Group Inc 4.25% 8/1/2029 (k)	390,000	377,044
Performance Food Group Inc 6.125% 9/15/2032 (k)(n)	435,000	436,229
US Foods Inc 4.75% 2/15/2029 (k)	645,000	635,545
US Foods Inc 5.75% 4/15/2033 (k)(n)	240,000	237,460
		4,591,998
Food Products - 0.4%
Fiesta Purchaser Inc 7.875% 3/1/2031 (k)(n)	240,000	240,092
Fiesta Purchaser Inc 9.625% 9/15/2032 (k)	795,000	744,864
Post Holdings Inc 4.625% 4/15/2030 (k)(n)	370,000	356,404
Post Holdings Inc 6.375% 3/1/2033 (k)(n)	225,000	221,582
		1,562,942
TOTAL CONSUMER STAPLES		6,154,940
Energy - 6.8%
Energy Equipment & Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (k)	150,000	152,148
Kodiak Gas Services LLC 5.875% 4/1/2031 (k)	305,000	301,572
SESI LLC 7.875% 9/30/2030 (k)	1,050,000	1,062,417
Transocean International Ltd 7.875% 10/15/2032 (k)	80,000	83,325
Transocean International Ltd 8.25% 5/15/2029 (k)	675,000	696,034
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (k)	320,000	314,909
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (k)	210,000	214,525
Valaris Ltd 8.375% 4/30/2030 (k)	355,000	367,532
WBI Operating LLC 6.25% 10/15/2030 (k)	990,000	989,822
		4,182,284
Oil, Gas & Consumable Fuels - 5.7%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (k)	305,000	316,439
Buckeye Partners LP 4.125% 12/1/2027	310,000	304,767
CNX Midstream Partners LP 4.75% 4/15/2030 (k)	760,000	728,516
CNX Resources Corp 7.25% 3/1/2032 (k)(n)	485,000	498,770
Comstock Resources Inc 5.875% 1/15/2030 (k)(n)	485,000	456,924
Comstock Resources Inc 6.75% 3/1/2029 (k)	975,000	960,218
CVR Energy Inc 7.5% 2/15/2031 (k)	1,170,000	1,185,293
DBR Land Holdings LLC 6.25% 12/1/2030 (k)	350,000	353,007
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (k)	598,000	620,625
Energy Transfer LP 6.5% 2/15/2056 (e)	470,000	470,052
Energy Transfer LP 6.55% 1/15/2057 (e)	793,000	782,936
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	230,000	231,179
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (k)(n)	115,000	116,457
Harvest Midstream I LP 7.5% 5/15/2032 (k)	415,000	425,494
Hess Midstream Operations LP 5.875% 3/1/2028 (k)	910,000	914,621
Hess Midstream Operations LP 6.5% 6/1/2029 (k)	755,000	767,809
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (k)	460,000	475,486
Kinetik Holdings LP 6.625% 12/15/2028 (k)	1,145,000	1,163,954
Matador Resources Co 6.5% 4/15/2032 (k)(n)	365,000	364,317
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (k)	320,000	320,742
Northern Oil & Gas Inc 7.875% 10/15/2033 (k)(n)	560,000	560,401
Northern Oil & Gas Inc 8.75% 6/15/2031 (k)(n)	445,000	458,618
Par Petroleum LLC 7.375% 6/1/2034 (k)(n)	335,000	346,644
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (k)	630,000	653,826
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (k)(n)	865,000	926,743
Prairie Acquiror LP 9% 8/1/2029 (k)	1,475,000	1,521,491
Rockies Express Pipeline LLC 6.75% 3/15/2033 (k)	255,000	259,257
SM Energy Co 6.625% 1/15/2027 (n)	431,000	431,780
Summit Midstream Holdings LLC 8.625% 10/31/2029 (k)	150,000	155,785
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028 (n)	250,000	250,065
Sunoco LP 5.375% 7/15/2031 (k)(n)	545,000	534,592
Sunoco LP 5.625% 3/15/2031 (k)	1,095,000	1,080,775
Sunoco LP 6.625% 8/15/2032 (k)(n)	590,000	595,610
Venture Global LNG Inc 7% 1/15/2030 (k)	300,000	304,772
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (k)(n)	315,000	319,990
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (k)	180,000	185,640
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (k)	285,000	309,230
		20,352,825
TOTAL ENERGY		24,535,109
Financials - 7.7%
Capital Markets - 1.3%
Bank of New York Mellon Corp/The 6.15% (e)(m)	540,000	535,391
Broadstreet Partners Group LLC 5.875% 4/15/2029 (k)	595,000	581,761
Focus Financial Partners LLC 6.75% 9/15/2031 (k)(n)	550,000	546,563
FS KKR Capital Corp 7.5% 8/1/2031	550,000	550,932
Hightower Holding LLC 6.75% 4/15/2029 (k)	135,000	134,497
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (k)	425,000	422,875
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (k)(n)	195,000	198,728
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (k)(n)	1,160,000	1,121,483
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (k)	580,000	601,422
		4,693,652
Consumer Finance - 1.1%
Ford Motor Credit Co LLC 5.42% 4/9/2031	1,240,000	1,220,375
OneMain Finance Corp 3.5% 1/15/2027	775,000	768,929
OneMain Finance Corp 5.375% 11/15/2029	870,000	850,236
OneMain Finance Corp 6.125% 5/15/2030 (n)	415,000	412,507
OneMain Finance Corp 6.75% 3/15/2032 (n)	85,000	84,588
OneMain Finance Corp 7.125% 11/15/2031 (n)	210,000	212,812
PRA Group Inc 8.875% 1/31/2030 (k)	325,000	334,636
		3,884,083
Financial Services - 2.4%
Block Inc 5.625% 8/15/2030 (k)	325,000	323,337
Block Inc 6% 8/15/2033 (k)	165,000	163,629
Block Inc 6.5% 5/15/2032	595,000	601,131
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (k)	1,315,000	1,252,193
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (k)	290,000	280,450
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (k)	180,000	171,761
Freedom Mortgage Corp 6.625% 1/15/2027 (k)	335,000	335,167
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (k)	855,000	856,406
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,590,000	1,579,837
Rocket Cos Inc 6.125% 8/1/2030 (k)(n)	600,000	604,865
Rocket Cos Inc 6.125% 8/1/2031 (k)(n)	480,000	482,187
Rocket Cos Inc 6.5% 8/1/2029 (k)	350,000	354,597
UWM Holdings LLC 6.25% 3/15/2031 (k)	385,000	343,515
UWM Holdings LLC 6.625% 2/1/2030 (k)(n)	665,000	616,885
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (k)	470,000	489,284
		8,455,244
Insurance - 2.3%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (k)	505,000	488,415
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (k)	880,000	843,801
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (k)	185,000	176,853
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (k)	1,355,000	1,361,111
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (k)	150,000	152,213
AmWINS Group Inc 4.875% 6/30/2029 (k)	565,000	543,848
AmWINS Group Inc 6.375% 2/15/2029 (k)	385,000	386,557
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (k)(n)	340,000	344,379
Athene Holding Ltd 6.875% 6/28/2055 (e)	550,000	519,508
CRC Insurance Group LLC 7.125% 6/1/2031 (k)	1,395,000	1,392,373
HUB International Ltd 7.25% 6/15/2030 (k)	350,000	360,384
HUB International Ltd 7.375% 1/31/2032 (k)(n)	835,000	853,996
Ryan Specialty LLC 5.875% 8/1/2032 (k)	450,000	443,810
USI Inc/NY 7.5% 1/15/2032 (k)	290,000	295,971
		8,163,219
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Rithm Capital Corp 8% 4/1/2029 (k)	140,000	141,090
Rithm Capital Corp 8.5% 6/1/2031 (k)	270,000	270,659
Starwood Property Trust Inc 5.25% 10/15/2028 (k)	980,000	971,267
Starwood Property Trust Inc 5.875% 8/15/2029 (k)	345,000	345,578
Starwood Property Trust Inc 6.125% 6/1/2031 (k)(n)	110,000	109,739
Starwood Property Trust Inc 6.5% 7/1/2030 (k)(n)	665,000	675,397
		2,513,730
TOTAL FINANCIALS		27,709,928
Health Care - 5.3%
Biotechnology - 0.2%
Emergent BioSolutions Inc 3.875% 8/15/2028 (k)	915,000	839,560
Health Care Equipment & Supplies - 0.8%
Avantor Funding Inc 3.875% 11/1/2029 (k)(n)	330,000	314,812
Avantor Funding Inc 4.625% 7/15/2028 (k)	635,000	626,278
Medline Borrower LP 3.875% 4/1/2029 (k)	60,000	58,038
Medline Borrower LP 5.25% 10/1/2029 (k)	925,000	916,350
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (k)	660,000	671,176
Teleflex Inc 5.875% 1/15/2032 (k)	255,000	252,794
		2,839,448
Health Care Providers & Services - 3.2%
Acadia Healthcare Co Inc 5% 4/15/2029 (k)	495,000	484,575
Accendra Health Inc 9.75% 6/15/2033 (k)	285,450	190,538
Centene Corp 3.375% 2/15/2030	1,550,000	1,433,578
Centene Corp 4.625% 12/15/2029	800,000	776,110
Charlotte Buyer Inc 8% 6/30/2031 (k)	120,000	121,315
CHS/Community Health Systems Inc 5.25% 5/15/2030 (k)	235,000	217,002
CVS Health Corp 7% 3/10/2055 (e)	635,000	653,824
Humana Inc 6.625% 9/15/2056 (e)	1,765,000	1,736,709
Molina Healthcare Inc 3.875% 5/15/2032 (k)(n)	235,000	210,144
Molina Healthcare Inc 6.25% 1/15/2033 (k)	460,000	454,879
Molina Healthcare Inc 6.5% 2/15/2031 (k)	1,005,000	1,014,241
National Mentor Holdings Inc 10.5% 12/15/2030 (k)	165,000	174,018
Surgery Center Holdings Inc 7.25% 4/15/2032 (k)	300,000	300,934
Tenet Healthcare Corp 5.125% 11/1/2027	2,300,000	2,298,675
US Acute Care Solutions LLC 9.75% 5/15/2029 (k)	1,370,000	1,276,894
		11,343,436
Health Care Technology - 0.5%
IQVIA Inc 5% 5/15/2027 (k)	1,165,000	1,163,568
IQVIA Inc 6.25% 6/1/2032 (k)(n)	355,000	359,566
IQVIA Inc 6.5% 5/15/2030 (k)	270,000	275,106
		1,798,240
Pharmaceuticals - 0.6%
1261229 BC Ltd 10% 4/15/2032 (k)	1,151,000	1,176,608
Jazz Securities DAC 4.375% 1/15/2029 (k)	415,000	406,274
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (k)	535,000	526,501
		2,109,383
TOTAL HEALTH CARE		18,930,067
Industrials - 8.1%
Aerospace & Defense - 1.8%
ATI Inc 5.875% 6/15/2033	190,000	191,161
BWX Technologies Inc 4.125% 4/15/2029 (k)	1,095,000	1,051,096
Moog Inc 5.5% 10/15/2034 (k)	165,000	159,625
TransDigm Inc 6.125% 7/31/2034 (k)	315,000	311,462
TransDigm Inc 6.25% 1/31/2034 (k)	90,000	90,884
TransDigm Inc 6.375% 3/1/2029 (k)(n)	1,715,000	1,735,633
TransDigm Inc 6.75% 1/31/2034 (k)	410,000	416,672
TransDigm Inc 6.75% 8/15/2028 (k)	2,495,000	2,510,594
		6,467,127
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (k)	485,000	497,192
Building Products - 0.5%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (k)	950,000	488,413
JH North America Holdings Inc 5.875% 1/31/2031 (k)	660,000	658,572
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (k)	360,000	333,160
Standard Building Solutions Inc 6.5% 8/15/2032 (k)	295,000	295,564
		1,775,709
Commercial Services & Supplies - 2.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (k)	330,000	337,196
Artera Services LLC 8.5% 2/15/2031 (k)	1,775,000	1,616,919
Brand Industrial Services Inc 10.375% 8/1/2030 (k)	365,000	316,098
CoreCivic Inc 4.75% 10/15/2027	35,000	35,000
CoreCivic Inc 8.25% 4/15/2029	675,000	700,774
GEO Group Inc/The 10.25% 4/15/2031	800,000	862,720
GEO Group Inc/The 8.625% 4/15/2029	455,000	474,334
GFL Environmental Inc 4% 8/1/2028 (k)	1,245,000	1,214,071
Madison IAQ LLC 4.125% 6/30/2028 (k)	800,000	783,155
Neptune Bidco US Inc 10.375% 5/15/2031 (k)	685,000	717,157
Neptune Bidco US Inc 9.29% 4/15/2029 (k)(n)	1,200,000	1,222,613
Neptune Bidco US Inc 9.5% 2/15/2033 (k)	140,000	142,614
Waste Pro USA Inc 7% 2/1/2033 (k)	235,000	238,179
Williams Scotsman Inc 6.625% 4/15/2030 (k)	645,000	659,507
		9,320,337
Construction & Engineering - 0.3%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (k)(n)	1,010,000	1,011,114
Electrical Equipment - 0.2%
WESCO Distribution Inc 5.25% 4/15/2031 (k)	380,000	373,671
WESCO Distribution Inc 6.375% 3/15/2033 (k)(n)	295,000	299,948
		673,619
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (k)	190,000	189,711
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (k)	145,000	147,142
Genesee & Wyoming Inc 6.25% 4/15/2032 (k)	395,000	397,264
XPO Inc 6.25% 6/1/2028 (k)	825,000	831,178
		1,565,295
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (e)(k)	289,863	311,171
Esab Corp 5.625% 4/1/2031 (k)	330,000	326,010
Esab Corp 6.25% 4/15/2029 (k)	545,000	550,769
		1,187,950
Passenger Airlines - 0.5%
Allegiant Travel Co 7.125% 7/1/2031 (k)(n)	285,000	288,784
American Airlines Inc 7.25% 2/15/2028 (k)(n)	270,000	272,256
United Airlines Holdings Inc 5.375% 3/1/2031 (n)	1,125,000	1,110,261
		1,671,301
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (k)(n)	570,000	585,614
TriNet Group Inc 7.125% 8/15/2031 (k)	850,000	861,924
		1,447,538
Trading Companies & Distributors - 0.8%
FTAI Aviation Investors LLC 7% 6/15/2032 (k)	230,000	234,836
FTAI Aviation Investors LLC 7.875% 12/1/2030 (k)(n)	425,000	442,818
Herc Holdings Inc 5.75% 3/15/2031 (k)(n)	250,000	247,520
Herc Holdings Inc 7% 6/15/2030 (k)(n)	585,000	603,292
QXO Building Products Inc 6.5% 7/15/2031 (k)	225,000	225,912
QXO Building Products Inc 6.75% 4/30/2032 (k)(n)	420,000	428,930
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (k)	125,000	130,391
United Rentals North America Inc 3.875% 11/15/2027	645,000	637,548
		2,951,247
Transportation Infrastructure - 0.2%
Beacon Mobility Corp 7.25% 8/1/2030 (k)	285,000	294,060
Carrix Inc 6.125% 8/1/2033 (k)	360,000	358,337
		652,397
TOTAL INDUSTRIALS		29,220,826
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (k)	925,000	905,101
IT Services - 1.9%
Ahead DB Holdings LLC 6.625% 5/1/2028 (k)	1,348,000	1,348,257
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)(n)	1,490,000	1,468,871
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (k)	585,000	577,492
CoreWeave Inc 9% 2/1/2031 (k)	1,290,000	1,164,475
CoreWeave Inc 9.25% 6/1/2030 (k)	1,355,000	1,266,324
CoreWeave Inc 9.625% 7/15/2032 (k)(n)	240,000	214,807
CoreWeave Inc 9.75% 10/1/2031 (k)	740,000	671,449
Sabre GLBL Inc 11.125% 7/15/2030 (k)(n)	220,000	211,750
		6,923,425
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 4.75% 4/15/2029 (k)	1,595,000	1,568,388
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (e)	359,125	307,949
		1,876,337
Software - 2.8%
Cloud Software Group LLC 6.5% 3/31/2029 (k)	1,150,000	1,123,738
Cloud Software Group LLC 9% 9/30/2029 (k)	2,625,000	2,571,848
Elastic NV 4.125% 7/15/2029 (k)	705,000	671,748
Ellucian Holdings Inc 6.5% 12/1/2029 (k)	1,590,000	1,528,949
Oracle Corp 2.95% 4/1/2030	675,000	607,246
Oracle Corp 4.8% 9/26/2032 (n)	380,000	349,752
Oracle Corp 4.95% 2/4/2031 (n)	355,000	339,084
SS&C Technologies Inc 5.5% 9/30/2027 (k)	1,040,000	1,038,569
UKG Inc 6.875% 2/1/2031 (k)(n)	1,785,000	1,748,877
		9,979,811
Technology Hardware, Storage & Peripherals - 0.2%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030	640,000	651,642
TOTAL INFORMATION TECHNOLOGY		20,336,316
Materials - 4.3%
Chemicals - 2.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (e)(k)	349,588	279,670
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (k)	605,000	625,722
Celanese US Holdings LLC 6.5% 4/15/2030 (n)	360,000	364,424
Celanese US Holdings LLC 7% 2/15/2031 (n)	670,000	686,947
Chemours Co/The 4.625% 11/15/2029 (k)(n)	140,000	132,116
Chemours Co/The 5.75% 11/15/2028 (k)	1,000,000	995,037
Chemours Co/The 7.875% 3/15/2034 (k)(n)	260,000	253,005
LSB Industries Inc 6.25% 10/15/2028 (k)	505,000	503,909
Mativ Holdings Inc 8% 10/1/2029 (k)(n)	555,000	549,480
Methanex US Operations Inc 6.25% 3/15/2032 (k)(n)	265,000	267,618
Olin Corp 6.625% 4/1/2033 (k)(n)	155,000	151,682
Olympus Water US Holding Corp 7.25% 2/15/2033 (k)(n)	200,000	195,914
Olympus Water US Holding Corp 7.25% 6/15/2031 (k)	495,000	500,213
Scih Salt Hldgs Inc 4.875% 5/1/2028 (k)	585,000	584,971
Scih Salt Hldgs Inc 6.625% 5/1/2029 (k)	960,000	960,000
WR Grace Holdings LLC 5.625% 8/15/2029 (k)	765,000	702,356
WR Grace Holdings LLC 7% 8/1/2033 (k)	175,000	167,623
WR Grace Holdings LLC 7.375% 3/1/2031 (k)(n)	190,000	188,390
		8,109,077
Construction Materials - 0.8%
Quikrete Holdings Inc 6.375% 3/1/2032 (k)	830,000	840,129
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (k)	835,000	874,323
VM Consolidated Inc 5.5% 4/15/2029 (k)(n)	1,190,000	1,112,217
		2,826,669
Containers & Packaging - 0.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (k)	695,000	659,802
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (k)	245,000	246,652
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (k)	280,000	266,645
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (k)(n)	1,210,000	1,156,402
Graphic Packaging International LLC 6.375% 7/15/2032 (k)(n)	445,000	444,283
		2,773,784
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (k)	90,000	92,599
Alumina Pty Ltd 6.375% 9/15/2032 (k)	895,000	900,829
Cleveland-Cliffs Inc 7.5% 9/15/2031 (k)	400,000	408,235
Coeur Mining Inc 6.875% 4/1/2032 (k)	310,000	316,708
		1,718,371
TOTAL MATERIALS		15,427,901
Real Estate - 2.0%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (k)	1,085,000	1,070,095
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	800,000	776,105
Hotel & Resort REITs - 0.4%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (k)(n)	480,000	467,849
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (k)(n)	395,000	401,384
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (k)	300,000	293,784
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (k)	425,000	432,839
		1,595,856
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (k)	455,000	487,503
Kennedy-Wilson Inc 7% 6/1/2031 (k)	770,000	784,094
		1,271,597
Specialized REITs - 0.7%
Iron Mountain Inc 4.875% 9/15/2027 (k)	375,000	373,772
Millrose Properties Inc 6.375% 8/1/2030 (k)	820,000	826,062
SBA Communications Corp 3.875% 2/15/2027 (n)	1,340,000	1,331,154
		2,530,988
TOTAL REAL ESTATE		7,244,641
Utilities - 4.0%
Electric Utilities - 3.3%
American Electric Power Co Inc 5.8% 3/15/2056 (e)	875,000	859,372
Edison International 7.875% 6/15/2054 (e)	240,000	247,669
Eversource Energy 6.1% 8/15/2056 (e)(n)	680,000	676,189
Eversource Energy 6.35% 8/15/2056 (e)	160,000	159,229
NRG Energy Inc 5.75% 7/15/2029 (k)	1,525,000	1,524,123
PG&E Corp 5% 7/1/2028	310,000	307,074
PG&E Corp 6.85% 9/15/2056 (e)	512,000	506,658
PG&E Corp 7.375% 3/15/2055 (e)	1,385,000	1,406,356
Sierra Pacific Power Co 6.2% 12/15/2055 (e)(n)	1,036,000	1,016,331
Sierra Pacific Power Co 6.375% 9/15/2056 (e)	670,000	666,261
Vistra Operations Co LLC 4.7% 1/31/2031 (k)	1,380,000	1,343,327
Vistra Operations Co LLC 5% 4/30/2031 (k)	118,000	116,187
Vistra Operations Co LLC 5% 7/31/2027 (k)	1,025,000	1,024,657
Vistra Operations Co LLC 7.75% 10/15/2031 (k)	565,000	589,022
Xcel Energy Inc 5.75% 12/3/2056 (e)	1,100,000	1,078,777
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (k)(n)	360,000	371,264
		11,892,496
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.25% 1/15/2034 (k)(n)	290,000	283,387
Alpha Generation LLC 6.75% 10/15/2032 (k)	365,000	368,182
Sunnova Energy Corp 5.875% (c)(h)(k)	675,000	1,687
		653,256
Multi-Utilities - 0.5%
Dominion Energy Inc 6.15% 12/15/2056 (e)	1,025,000	1,014,036
Sempra 6.375% 4/1/2056 (e)	835,000	837,591
		1,851,627
TOTAL UTILITIES		14,397,379
TOTAL UNITED STATES		226,525,604
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 8% 3/1/2033 (k)	275,000	285,156
First Quantum Minerals Ltd 8.625% 6/1/2031 (k)	580,000	601,750

TOTAL ZAMBIA		886,906
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $256,217,802)		255,436,262

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 10.25% (j)	3,651	326,691
Strategy Inc Series A, 10%	6,001	568,655

TOTAL UNITED STATES		895,346
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $932,729)		895,346

Preferred Securities - 5.6%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 6.875% (e)(k)(m)	865,000	864,409
BNP Paribas SA 7.2% (e)(k)(m)	200,000	202,716

TOTAL FRANCE		1,067,125
UNITED KINGDOM - 0.4%
Financials - 0.4%
Banks - 0.4%
Barclays PLC 7.625% (e)(m)	245,000	255,623
HSBC Holdings PLC 6.75% (e)(m)	1,100,000	1,132,021

TOTAL UNITED KINGDOM		1,387,644
UNITED STATES - 4.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Energy Transfer LP Series G, 7.125% (e)(m)	1,170,000	1,218,505
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (e)(f)(m)	855,000	869,443
Sunoco LP 7.875% (e)(k)(m)	950,000	1,001,396
TOTAL ENERGY		3,089,344
Financials - 3.7%
Banks - 2.8%
Bank of America Corp 6.25% (e)(m)	1,250,000	1,252,484
Citigroup Inc 6.5% (e)(m)(n)	825,000	834,903
Citigroup Inc 6.625% (e)(m)	750,000	763,936
Citigroup Inc 6.75% (e)(m)	375,000	380,786
Citigroup Inc 6.875% (e)(m)	785,000	804,021
Citigroup Inc 6.95% (e)(m)	425,000	435,010
Citigroup Inc 7.125% (e)(m)	405,000	418,013
JPMorgan Chase & Co 6.1% (e)(m)	770,000	770,770
JPMorgan Chase & Co 6.5% (e)(m)	1,615,000	1,648,622
Truist Financial Corp 6.25% (e)(m)	860,000	863,179
Wells Fargo & Co 6.125% (e)(m)	1,390,000	1,399,924
Wells Fargo & Co 7.625% (e)(m)(n)	290,000	306,229
		9,877,877
Capital Markets - 0.7%
Bank of New York Mellon Corp/The 5.625% (e)(m)(n)	540,000	536,880
Goldman Sachs Group Inc/The 6.125% (e)(m)(n)	120,000	119,988
Goldman Sachs Group Inc/The 6.5% (e)(m)	970,000	962,711
Goldman Sachs Group Inc/The 6.85% (e)(m)	690,000	720,793
		2,340,372
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (e)(m)(n)	320,000	312,377
Ally Financial Inc 7.1% (e)(m)	700,000	716,440
		1,028,817
TOTAL FINANCIALS		13,247,066
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Sumisho Air Lease Corp 4.125% (e)(m)	1,110,000	1,099,095
TOTAL UNITED STATES		17,435,505
TOTAL PREFERRED SECURITIES (Cost $19,529,600)		19,890,274

Money Market Funds - 11.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	3.69	15,355,148	15,358,219
Fidelity Securities Lending Cash Central Fund (p)(q)	3.72	27,038,882	27,041,586
TOTAL MONEY MARKET FUNDS (Cost $42,399,764)			42,399,805

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $385,331,053)	383,072,794
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(24,311,961)
NET ASSETS - 100.0%	358,760,833

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $243,574 and $242,965, respectively.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,504,601 or 60.3% of net assets.

(l)	Zero coupon bond which is issued at a discount.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security or a portion of the security is on loan at period end.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $395,600 or 0.1% of net assets.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $11,263,636.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	8,357,899	30,603,405	23,602,846	133,708	(280)	41	15,358,219	15,355,148
Fidelity Securities Lending Cash Central Fund	26,777,786	32,692,414	32,428,614	12,021	-	-	27,041,586	27,038,882
	35,135,685	63,295,819	56,031,460	145,729	(280)	41	42,399,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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